Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (83,775)	$ (529,010)	$ 164,004
Unrealized gains (losses) from marketable securities	527	(894)	(11,438)
Impairment losses reclassified to Statement of Operations	0	0	9,425
Foreign currency translation gains (losses)	97	(49)	(137)
Other comprehensive income (loss), net of tax	624	(943)	(2,150)
Comprehensive (loss) income	(83,151)	(529,953)	161,854
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(82,130)	(530,544)	159,257
Comprehensive (loss) income attributable to noncontrolling interest	(1,021)	591	2,597
Comprehensive (loss) Income	$ (83,151)	$ (529,953)	$ 161,854